Representative's Warrants Liability (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jan. 13, 2022
Representative's Warrants Liability [Line Items]
Purchase price per share (in Dollars per share)	$ 0.01
Shares purchase (in Shares)	300,000
Percentage of sale of stock	5.00%
Warrants exercise price per share (in Dollars per share)	$ 4.8
Offering price Per share (in Dollars per share)	$ 4
Warrants liability			$ 522,116
Additional paid-in capital			$ 522,116
Change in fair value of the representative’s warrants liability	$ 1,833	$ 89,049
IPO [Member]
Representative's Warrants Liability [Line Items]
Percentage of sale of stock	120.00%